OTHER ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current
Work in progress	$ 435	$ 427
Prepayments and other assets	391	274
Assets held for sale	300	1
Total current	1,126	702
Non-current
Prepayments and other assets	340	218
Total non-current	$ 340	$ 218